CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net Income	$ 82,594,360	$ 3,213,386	$ 28,924,803
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	850,375	262,184	173,610
Reduction in the carrying amount of operating lease right-of-use assets	926,678
Loss on disposal of property and equipment	84,579
Investment income	(54,824)	(13,994)	(27,568)
Share-based compensation	43,939,447	60,805,483
Changes in operating assets and liabilities:
Prepayments and other current assets	(6,646,354)	(11,742,160)	(1,635,147)
Accounts payable	2,818,546	849,297	291,842
Deferred revenue	11,611,376	7,348,953	2,571,456
Accrued expenses and other current liabilities	8,794,349	4,069,530	981,988
Operating lease liabilities	(677,592)
Net cash provided by operating activities	144,240,940	64,792,679	31,280,984
Investing activities:
Purchase of property and equipment	(1,488,753)	(1,029,654)	(427,933)
Purchases of short-term investments	(20,972,246)	(3,661,847)	(5,943,321)
Proceeds from maturity of short-term investments	18,870,732	4,451,035	4,956,176
Purchase of term deposits			(7,722,941)
Proceeds from maturity of term deposits		2,722,941	6,304,631
Payments of long-term investments	(1,768,455)
Net cash (used in) provided by investing activities	(5,358,722)	2,482,475	(2,833,388)
Financing activities:
Proceeds from exercise of share options	1,085,380
Repurchase of shares	(25,419,808)
Proceeds from Initial Public Offering, net of underwriting commissions and discounts of US$9,632,500		135,117,436
Cash contribution from ordinary shareholders		7,339
Payments of initial public offering costs	(226,537)	(2,346,059)	(200,000)
Payments of dividends		(9,010,045)
Net cash (used in) provided by financing activities	(24,560,965)	123,768,671	(200,000)
Effect of foreign currency exchange rate changes on cash and cash equivalents	281,067	536,835	38,326
Net increase in cash and cash equivalents	114,602,320	191,580,660	28,285,922
Cash and cash equivalents at the beginning of the year	236,883,282	45,302,622	17,016,700
Cash and cash equivalents at the end of the year	351,485,602	236,883,282	45,302,622
Supplemental cash flow information:
Income taxes paid	$ 1,758,448	849,773	$ 28,970
Noncash investing and financing activities:
Accrual of issuance costs in accrued expenses and other current liabilities		$ 226,537